7. Income Taxes (Details Narrative)	12 Months Ended
Sep. 30, 2016 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 3,079,023
NOL beginning expiration date	Dec. 31, 2035